Other long term obligations (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities, Noncurrent [Abstract]
Deferred lease inducements	CAD 145	CAD 252
Asset retirement obligation	617	562	CAD 512
Deferred gain on sale leaseback (note 16(d))	780	371	CAD 0
Other obligations, current and noncurrent	4,459	4,991
Less current portion of:
Deferred gain on sale leaseback	(221)	(93)
Other obligations, noncurrent portion	3,567	3,459
Stock options | Senior executive stock option plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	0	22
Less current portion of:
Deferred compensation plans, current	0	(22)
Restricted share units (RSUs) | Restricted share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	671	1,779
Less current portion of:
Deferred compensation plans, current	(671)	(1,009)
Deferred stock units (DSUs) | Directors' deferred share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	2,246	2,005
Less current portion of:
Deferred compensation plans, current	CAD 0	CAD (408)